Retirement And Severance Benefits (Schedule Of Projected Benefit Obligations) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Retirement And Severance Benefits [Abstract]
Projected benefit obligations	¥ 2,209,646	¥ 2,135,047
Fair value of plan assets	1,636,662	1,635,656
Accumulated benefit obligations	2,162,639	2,078,759
Fair value of plan assets	¥ 1,636,662	¥ 1,632,963